Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Proto Labs Inc
Entity Central Index Key	0001443669
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 36,290	$ 8,135	$ 6,101
Short-term marketable securities	21,704	250	750
Accounts receivable, net of allowance for doubtful accounts of $158, $97, and $158 as of December 31, 2010, December 31, 2011 and September 30, 2012, respectively	15,304	11,533	8,373
Inventory	4,343	3,797	1,606
Prepaid expenses and other current assets	3,997	3,430	1,835
Deferred tax assets	930	932	222
Income taxes receivable	245
Total current assets	82,813	28,077	18,887
Property and equipment, net	44,457	34,249	19,467
Long-term marketable securities	29,651
Total assets	156,921	62,326	38,354
Current liabilities
Accounts payable	4,159	4,431	2,755
Accrued compensation	5,516	4,767	1,706
Accrued liabilities and other	725	318	260
Income taxes payable		33
Current portion of long-term debt obligations	335	390	3,742
Total current liabilities	10,735	9,939	8,463
Deferred tax liability	4,252	4,252	1,311
Long-term debt obligations	401	613	1,290
Other	800	871	666
Shareholders' equity (deficit)
Preferred Stock; $0.001 par value, authorized 10,000,000 shares; issued and outstanding 0 shares as of December 31, 2010, December 31, 2011 and September 30, 2012, respectively
Common stock, $0.001 par value, authorized 150,000,000 shares; issued and outstanding 8,013,250, 9,706,270, and 24,302,437 shares as of December 31, 2010, December 31, 2011, and September 30, 2012, respectively	24	10	8
Additional paid in capital	138,075	8,229	5,896
Accumulated equity (deficit)	3,175	(27,744)	(41,537)
Accumulated other comprehensive loss	(541)	(738)	(458)
Total shareholders' equity (deficit)	140,733	(20,243)	(36,091)
Total liabilities, redeemable convertible preferred stock, redeemable common stock and shareholders' equity (deficit)	156,921	62,326	38,354
Redeemable Convertible Preferred Stock
Redeemable convertible stock
Redeemable Stock		66,075	61,896
Redeemable Common Stock
Redeemable convertible stock
Redeemable Stock		$ 819	$ 819

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 158	$ 97	$ 158
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	24,302,437	9,706,270	8,013,250
Common stock, shares outstanding	24,302,437	9,706,270	8,013,250
Redeemable Convertible Preferred Stock
Redeemable stock, par value		$ 0.001	$ 0.001
Redeemable stock, shares authorized	0	427,985	427,985
Redeemable stock, shares issued	0	427,985	427,985
Redeemable stock, shares outstanding	0	427,985	427,985
Redeemable Common Stock
Redeemable stock, par value		$ 0.001	$ 0.001
Redeemable stock, shares issued	0	3,189,648	3,189,648
Redeemable stock, shares outstanding	0	3,189,648	3,189,648

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Comprehensive Income:
Revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Cost of revenue	37,242	28,251	39,324	25,443	18,559
Gross profit	55,133	45,051	59,615	39,476	25,274
Operating expenses:
Marketing and sales	13,440	11,139	15,752	10,867	8,262
Research and development	6,622	3,639	5,222	4,281	3,140
General and administrative	10,394	8,297	11,772	7,629	5,965
Loss on impairment of foreign subsidiary assets				773
Total operating expenses	30,456	23,075	32,746	23,550	17,367
Income from operations	24,677	21,976	26,869	15,926	7,907
Other income (expense), net	(90)	18	(114)	(213)	(517)
Income before income taxes	24,587	21,994	26,755	15,713	7,390
Provision for income taxes	7,957	7,252	8,783	4,762	3,167
Net income	16,630	14,742	17,972	10,951	4,223
Less: dividends on redeemable preferred stock		(3,126)	(4,179)	(4,179)	(4,180)
Less: undistributed earnings allocated to preferred shareholders		(3,834)	(4,507)	(2,377)	(16)
Net income attributable to common shareholders	16,630	7,782	9,286	4,395	27
Net income per share attributable to common shareholders:
Basic	$ 0.72	$ 0.64	$ 0.75	$ 0.4	$ 0
Diluted	$ 0.68	$ 0.58	$ 0.67	$ 0.34	$ 0
Weighted average shares outstanding:
Basic	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Diluted	24,356,785	13,496,238	13,939,072	13,051,458	13,201,762
Pro forma net income per share (unaudited)
Basic	$ 0.72	$ 0.81	$ 0.98	$ 0.64
Diluted	$ 0.68	$ 0.76	$ 0.9	$ 0.58
Pro forma weighted average shares outstanding used in computing net income per share (unaudited)
Basic	22,975,950	18,154,598	18,343,794	17,071,222
Diluted	24,356,785	19,488,028	19,930,862	19,043,248
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	197	(280)	(280)	(214)	152
Comprehensive income	$ 16,827	$ 14,462	$ 17,692	$ 10,737	$ 4,375

Consolidated Statements of Shareholders Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Redeemable Convertible Preferred Stock	Redeemable Common Stock	Common Stock	Common Stock Redeemable Convertible Preferred Stock	Common Stock Redeemable Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Redeemable Convertible Preferred Stock	Additional Paid-in Capital Redeemable Common Stock	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ (43,511)			$ 7			$ 5,230			$ (48,352)	$ (396)
Beginning balance, Shares at Dec. 31, 2008				7,327,922
Common shares issued upon exercise of options	35						35
Common shares issued upon exercise of options and other, shares	70,000			70,000
Preferred stock dividends	(4,180)									(4,180)
Stock-based compensation expense	245						245
Net income	4,223									4,223
Other comprehensive income:
Foreign currency translation adjustment	152										152
Comprehensive income	4,375
Ending balance at Dec. 31, 2009	(43,036)			7			5,510			(48,309)	(244)
Ending balance, Shares at Dec. 31, 2009				7,397,922
Common shares issued upon exercise of options	56			1			55
Common shares issued upon exercise of options and other, shares	615,328			615,328
Preferred stock dividends	(4,179)									(4,179)
Stock-based compensation expense	331						331
Net income	10,951									10,951
Other comprehensive income:
Foreign currency translation adjustment	(214)										(214)
Comprehensive income	10,737
Ending balance at Dec. 31, 2010	(36,091)			8			5,896			(41,537)	(458)
Ending balance, Shares at Dec. 31, 2010	8,013,250			8,013,250
Common shares issued upon exercise of options	706						706
Common shares issued upon exercise of options and other, shares	164,038			166,838
Common shares issued upon exercise of warrants	499			2			497
Common shares issued upon exercise of warrants, shares				1,526,182
Excess tax benefit from stock option exercises	657
Preferred stock dividends	(4,179)									(4,179)
Stock-based compensation expense	1,130						1,130
Net income	17,972									17,972
Other comprehensive income:
Foreign currency translation adjustment	(280)										(280)
Comprehensive income	17,692
Ending balance at Dec. 31, 2011	(20,243)			10			8,229			(27,744)	(738)
Ending balance, Shares at Dec. 31, 2011	9,706,270			9,706,270
Common shares issued upon initial public offering	71,530			5			71,525
Common shares issued upon initial public offering, Shares	4,900,000			4,945,000
Common shares issued upon conversion		66,075	819		6	3		66,069	816
Common shares issued upon conversion, Shares					5,991,790	3,189,648
Common shares issued upon exercise of options	728						728
Common shares issued upon exercise of options and other, shares	336,459			469,729
Excess tax benefit from stock option exercises	2,635						2,635
Preferred stock dividends							(14,289)			14,289
Stock-based compensation expense	2,362						2,362
Net income	16,630									16,630
Other comprehensive income:
Foreign currency translation adjustment	197										197
Comprehensive income	16,827
Ending balance at Sep. 30, 2012	$ 140,733			$ 24			$ 138,075			$ 3,175	$ (541)
Ending balance, Shares at Sep. 30, 2012	24,302,437			24,302,437

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951	$ 4,223
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,380	3,009	4,264	3,483	2,907
Stock-based compensation expense	2,362	742	1,130	331	245
Deferred taxes		1,463	2,230	561	679
Excess tax benefit from stock-based compensation	(2,635)		(657)
Loss on impairment of foreign subsidiary assets				773
Loss (gain) on disposal of property and equipment		(11)	(10)	26	84
Changes in operating assets and liabilities:
Accounts receivable	(3,777)	(4,423)	(3,457)	(2,993)	920
Inventories	(513)	(1,252)	(2,195)	(537)	(44)
Prepaid expenses and other	(256)	(93)	(591)	(801)	34
Income taxes	2,350	524	37	(104)	82
Accounts payable	(312)	941	1,545	1,148	(462)
Accrued liabilities and other	1,032	3,693	3,267	1,174	(273)
Net cash provided by operating activities	19,261	19,335	23,535	14,012	8,395
Investing activities
Proceeds from sale of property and equipment				30	61
Purchases of property and equipment	(14,435)	(10,083)	(19,003)	(7,069)	(5,086)
Purchases of marketable securities	(61,395)			(1,504)	(5,750)
Proceeds from sale of marketable securities	10,290	500	500	2,502	6,002
Net cash used in investing activities	(65,540)	(9,583)	(18,503)	(6,041)	(4,773)
Financing activities
Proceeds from initial public offering, net of offering costs	71,530
Proceeds from issuance of debt				417	1,015
Payments on debt	(289)	(3,955)	(4,049)	(4,702)	(4,457)
Proceeds from exercises of warrants and stock options	728	547	547	56	35
Excess tax benefit from stock-based compensation	2,635		657
Net cash provided by (used in) financing activities	74,604	(3,408)	(2,845)	(4,229)	(3,407)
Effect of exchange rate changes on cash and cash equivalents	(170)	(92)	(153)	(344)	(170)
Net increase in cash and cash equivalents	28,155	6,252	2,034	3,398	45
Cash and cash equivalents, beginning of period	8,135	6,101	6,101	2,703	2,658
Cash and cash equivalents, end of period	36,290	12,353	8,135	6,101	2,703
Supplemental cash flow disclosure
Cash paid for interest	50	124	140	256	347
Cash paid for taxes	$ 6,018	$ 4,043	$ 5,358	$ 4,663	$ 2,338

Nature of Business	9 Months Ended
Sep. 30, 2012
Nature of Business [Abstract]
Nature of Business

1. Nature of Business

Organization and business

Proto Labs, Inc. and its subsidiaries (Proto Labs, the Company, we, us, or our) is an online and technology-enabled manufacturer of quick-turn computer numerical control (CNC) machined and injection molded custom parts for prototyping and short-run production. The Company’s customers are product developers worldwide who require a faster and less expensive way to obtain low volumes of parts. The Company’s proprietary technology eliminates most of the time-consuming and expensive skilled labor conventionally required to quote and manufacture parts in low volumes, and its customers conduct nearly all of their business with the Company over the Internet. The Company targets its services to the millions of product developers who use three-dimensional (3D) computer-aided design (CAD) software to design products across a diverse range of end-markets. The Company has established operations in the United States, Europe and Japan, which the Company believes, are three of the largest geographic markets where these product developers are located. The Company’s primary manufacturing services currently include Firstcut, which is a CNC machining service, and Protomold, which is a plastic injection molding service. Proto Labs, Inc. is located in Maple Plain, Minnesota. The Company’s subsidiaries, Proto Labs Limited and Proto Labs G.K. are located in Telford, United Kingdom and Yamato-Shi, Kanagawa, Japan, respectively.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Proto Labs Limited and Proto Labs G.K. All significant intercompany accounts and transactions have been eliminated in consolidation.

Initial public offering

In February 2012, the Company issued 4.9 million shares of common stock (including the exercise of the underwriters’ over-allotment shares) in conjunction with its initial public offering (IPO). The public offering price of the shares sold in the offering was $16.00 per share. The total gross proceeds from the IPO to the Company were $79.1 million. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $71.5 million. As of September 30, 2012, all offering costs have been recorded.

In August 2008, the Company entered into an investors’ rights agreement with Protomold Investment Company, LLC (PIC), which included a “put right” whereby PIC may require the Company to repurchase its shares of common stock any time after August 2, 2018. Upon completion of the IPO, the put rights of PIC terminated. Also in August 2008, the Company entered into a management rights agreement with North Bridge Growth Equity I, L.P. (North Bridge), which provides North Bridge with certain additional management and information rights. This management agreement terminated upon completion of the IPO.

Immediately prior to the consummation of the IPO, all outstanding shares of redeemable convertible preferred stock and redeemable common stock were converted into shares of common stock. Shares of redeemable convertible preferred stock were converted into 5,991,790 shares of common stock. All previously accrued dividends on the preferred stock have been released back into retained earnings as of September 30, 2012. Shares of redeemable common stock were converted into 3,189,648 shares of common stock.

Stock split

On February 21, 2012, the Company executed a 14-for-1 forward stock split of the Company’s common stock. The consolidated financial statements for all periods and dates presented give retroactive effect to the stock split.

Comprehensive income

Components of comprehensive income include net income and foreign currency translation adjustments. Comprehensive income is disclosed in the accompanying consolidated statements of comprehensive income and consolidated statements of shareholders’ equity (deficit).

Effective January 1, 2012, the Company adopted Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income, and is to be applied retrospectively. The Company has elected to present the items of net income and other comprehensive income in a single continuous statement. Adoption of this accounting standard update did not impact previously reported financial statements. Refer to “Recent accounting pronouncements” within this footnote for additional information related to ASU 2011-05.

Accounting estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2012, the consolidated statements of comprehensive income and cash flows for the nine months ended September 30, 2011 and 2012 and the consolidated statements of shareholders’ equity (deficit) for the nine months ended September 30, 2012 are unaudited.

The unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. These statements are unaudited but, in the opinion of management, reflect all adjustments necessary for a fair presentation of the Company’s statement of financial position, results of operations and cash flows for the periods presented. Except as otherwise disclosed herein, these adjustments consist of normal, recurring items. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

Cash and cash equivalents

Cash and cash equivalents include cash and other highly liquid investments with maturities of three months or less at the date of purchase. Cash equivalents are stated at fair value. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are reported at face amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions taking into account the history of write-offs and collections. A receivable is considered past due if payment has not been received within the period agreed upon in the invoice. Accounts receivable are written off after all collection efforts have been exhausted. Recoveries of trade receivables previously written off are recorded when received. The Company also records a provision for estimated product returns and allowances in the period in which the related revenue is recorded. This provision against current gross revenue is based principally on historical rates of sales returns.

Inventory

Inventory consists primarily of raw materials, which are recorded at the lower of cost or market, using the average-cost method, which approximates first-in, first-out (FIFO) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts.

Property, equipment and leasehold improvements

Property, equipment and leasehold improvements are stated at cost. Major improvements that substantially extend an asset’s useful life are capitalized. Repairs, maintenance and minor improvements are charged to operations as incurred. Depreciation, including amortization of leasehold improvements and assets recorded under capital leases, is calculated using the straight-line method over the estimated useful lives of the individual assets and ranges from 3 to 39 years. Manufacturing equipment is depreciated over 3 to 7 years, office furniture and equipment are depreciated over 3 to 7 years, computer hardware and software are depreciated over 3 to 5 years, building costs are depreciated over 39 years, leasehold improvements are depreciated over the estimated lives of the related assets or the life of the lease, whichever is shorter, and building and land improvements are depreciated over 10 to 39 years. Assets not in service are not depreciated until the related asset is put into use.

Accounting for long-lived assets

The Company periodically reviews the carrying amount of its property, equipment and leasehold improvements to determine if circumstances exist indicating an impairment or if depreciation periods should be modified. If facts or circumstances support the possibility of impairment, the Company will prepare a projection of the undiscounted future cash flows of the specific assets to determine if the assets are recoverable. If an impairment exists based on these projections, an impairment adjustment will be made to reduce the carrying amount of the specific assets to fair value.

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. Revenue is recognized upon transfer of title and risk of loss, which is generally upon the shipment of parts. Mold revenue is recognized upon the shipment of the parts made from the mold. Freight billed to customers is included in revenues, and all freight expenses paid by the Company are included in cost of revenue.

Income taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (ASC) 740, Income Taxes (ASC 740). Under this method, the Company determines tax assets and liabilities based upon the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. The tax consequences of most events recognized in the current year’s financial statements are included in determining income taxes currently payable. However, because tax laws and financial accounting standards differ in their recognition and measurement of assets, liabilities and equity, revenues, expenses, gains and losses, differences arise between the amount of taxable income and pretax financial income for a year and between the tax basis of assets or liabilities and their reported amounts in the financial statements. Because the Company assumes that the reported amounts of assets and liabilities will be recovered and settled, respectively, a difference between the tax basis of an asset or liability and its reported amount in the balance sheet will result in a taxable or a deductible amount in some future years when the related liabilities are settled or the reported amounts of the assets are recovered, giving rise to a deferred tax asset or liability.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by defining a criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. Additionally, ASC 740 provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (ASC 718). Under the fair value recognition provisions of ASC 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company’s awards are not eligible to vest early in the event of retirement, however, the awards vest early in the event of a change in control.

In determining the compensation cost of the options granted, the fair value of options granted has been estimated on the date of grant using the Black-Scholes option-pricing model.

Advertising costs

Advertising is expensed as incurred and was approximately $3.5 million, $3.6 million and $5.8 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $4.2 million and $4.6 million for the nine month periods ended September 30, 2011 and 2012, respectively.

Research and development

Research and development expenses consist primarily of personnel and outside service costs related to the development of new processes and services, enhancement of existing services, quality assurance, and testing. The Company follows ASC 350-40, Internal Use Software (ASC 350-40), in accounting for internally developed software. At December 31, 2009, 2010 and 2011 and September 30, 2011 and 2012, all internal use software projects were in the post-implementation/operation stage and therefore, no software development costs were capitalized.

Foreign currency translation/transactions

The Company translated the balance sheets of its foreign subsidiaries, Proto Labs Limited and Proto Labs G.K., at period-end exchange rates and the income statement at the average exchange rates in effect throughout the period. The Company has recorded the translation adjustment as a separate component of consolidated shareholders’ equity (deficit). Foreign currency transaction gains and losses are recognized in the consolidated statements of comprehensive income.

Recent accounting pronouncements

In April 2012, President Obama signed into law the Jumpstart Our Business Startups Act, or JOBS Act, which establishes a new category of issuer called an emerging growth company. Under the JOBS Act, an emerging growth company is defined as an issuer with total annual gross revenues less than $1 billion during its most recently completed fiscal year. An issuer continues to be eligible for emerging growth company status until the earliest of (1) the last day of the fiscal year during which it had total annual gross revenues of $1 billion or more (as indexed for inflation in the manner set forth in the JOBS Act), (2) the last day of the fiscal year of the issuer following the fifth anniversary of the date of its IPO, (3) the date on which it issued more than $1 billion in non-convertible debt in the previous three-year period, or (4) the date on which it became a large accelerated filer as defined in Rule 12b-2 of the Securities Exchange Act of 1934.

The JOBS Act exempts an emerging growth company from the following requirements during the period of eligibility:

•

Having an independent auditor assess its internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act of 2002. However, an emerging growth company would still have to comply with the Section 404(a) requirement that management assess its internal control over financial reporting, generally beginning with its second annual report on Form 10-K.

•	Adopting new or revised accounting standards that are effective for public companies. Instead, the effective dates of such accounting standards for private companies would apply.

•

Complying with “say-on-pay” vote requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act. An emerging growth company would satisfy executive compensation disclosures in a manner consistent with a smaller reporting company.

•

Complying with future changes to Public Company Accounting Oversight Board auditing standards related to mandatory audit firm rotation and an Auditors Discussion & Analysis statement (if adopted). Other new standards would not apply to audits of emerging growth companies unless the SEC decides that they should after considering the protection of investors and whether the action will promote efficiency, competition and capital formation.

With the exception of the treatment for accounting standards, each of these exemptions is voluntary and an emerging growth company may choose to operate as an emerging growth company as it deems appropriate. Section 107(b) of the JOBS Act permits an emerging growth company to “opt out” of the exemption to adopt new or revised accounting standards when they are effective for private companies and instead apply such standards on the same basis as a public company. Under section 107(b)(3), such decision to opt-out is irrevocable, and the emerging growth company must continue to comply with such standards to the same extent that a public company is required for as long as the company remains an emerging growth company.

Under the JOBS Act, we meet the definition of an emerging growth company. During the period we continue to be eligible for emerging growth company status, we will apply new or revised accounting standards following the effective dates for private companies.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This accounting update generally aligns the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards. From a U.S. GAAP perspective, the amendments are largely clarifications, but some could have a significant effect on certain companies. A number of new disclosures also are required. Except for certain disclosures, the guidance applies to public and nonpublic companies and is to be applied prospectively. For public and nonpublic companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012. The adoption of ASU 2011-04 did not result in a material impact to the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). This accounting update requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. However, the current option under existing standards to report other comprehensive income and its components in the statement of changes in equity is eliminated. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). The updated guidance defers the requirement in ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments apply to public and nonpublic companies and are to be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012 and has presented the items of net income and other comprehensive income in a single continuous statement in this report. The adoption of ASU 2011-05 and ASU 2011-12 did not result in a material impact to the Company’s financial statements.

Net income per common share	9 Months Ended
Sep. 30, 2012
Net Income per Common Share [Abstract]
Net Income per Common Share

3. Net income per common share

Basic and diluted net income or loss per common share is presented in conformity with the two-class method required for participating securities. Prior to the Company’s IPO, the Company had redeemable convertible preferred stock outstanding. The holder of the Company’s redeemable convertible preferred stock was entitled to receive cumulative dividends at the rate of 8% per annum, payable prior and in preference to any dividends on any shares of the Company’s common stock. In addition, in the event a dividend was paid on common stock, the holder of redeemable convertible preferred stock was entitled to a proportionate share of any such dividend as if it was a holder of common stock (on an as-if converted basis). The Company considered its redeemable preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to preferred stock have been excluded from the computation of basic and diluted net income or loss per common share.

Basic net income per share is computed based on the weighted average number of common shares outstanding. Diluted net income per share is computed based on the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include stock options and other stock-based awards granted under stock-based compensation plans and shares committed to be purchased under the employee stock purchase plan.

The following table presents the calculation of net income per basic and diluted share attributable to common shareholders:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share amounts)
Net Income	$4,223	$10,951	$17,972	$14,742	$16,630
Less: dividends on redeemable preferred stock	(4,180)	(4,179)	(4,179)	(3,126)	—
Less: undistributed earnings allocated to preferred shareholders	(16)	(2,377)	(4,507)	(3,834)	—

Net income attributable to common shareholders	$27	$4,395	$9,286	$7,782	$16,630

Basic shares:
Weighted-average shares used to compute basic net income per share	10,564,946	11,079,432	12,352,004	12,162,808	22,975,950
Diluted shares:
Effect of potentially dilutive options and warrants	2,636,816	1,972,026	1,587,068	1,333,430	1,380,835

Weighted-average shares used to compute diluted net income per share	13,201,762	13,051,458	13,939,072	13,496,238	24,356,785

Net income per share attributable to common shareholders:
Basic	$0.00	$0.40	$0.75	$0.64	$0.72

Diluted	$0.00	$0.34	$0.67	$0.58	$0.68

Weighted-average diluted shares excludes redeemable convertible preferred stock as it was anti-dilutive for all periods presented.

The following table sets forth the calculation of unaudited pro forma net income per basic and diluted share which gives effect to the conversion of all outstanding shares of redeemable convertible preferred stock as if the conversion had occurred on January 1, 2010:

	Year Ended December 31,		Nine Months Ended September 30,
	2010	2011	2011	2012
			(unaudited)
	(in thousands, except share and per share amounts)
Net income attributable to common shareholders, as reported	$4,395	$9,286	$7,782	$16,630
Dividends on redeemable convertible preferred shares	4,179	4,179	3,126	—
Undistributed earnings allocated to preferred shareholders	2,377	4,507	3,834	—

Pro forma net income	$10,951	$17,972	$14,742	$16,630

Basic weighted-average shares outstanding, as reported	11,079,432	12,352,004	12,162,808	22,975,950
Add: common shares from conversion of redeemable convertible preferred shares	5,991,790	5,991,790	5,991,790	—

Pro forma basic weighted-average shares outstanding	17,071,222	18,343,794	18,154,598	22,975,950

Effect of potentially dilutive options and warrants	1,972,026	1,587,068	1,333,430	1,380,835

Pro forma diluted weighted-average shares outstanding	19,043,248	19,930,862	19,488,028	24,356,785

Pro forma net income per share
Basic	$0.64	$0.98	$0.81	$0.72
Diluted	$0.58	$0.90	$0.76	$0.68

Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair value measurements

ASC 820, Fair Value Measurement (ASC 820), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s cash consists of bank deposits. The Company’s cash equivalents measured at fair value as of September 30, 2012 consist of money market mutual funds and marketable securities with a maturity date of less than 90 days at the time of purchase. The Company’s short-term marketable securities measured at fair value as of December 31, 2010 and 2011, respectively, consisted of domestic certificates of deposits at various banks and treasury notes. The Company determines the fair value of these financial assets using Level I inputs.

A summary of financial assets measured at fair value on a recurring basis is as follows:

	December 31, 2010			December 31, 2011			September 30, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
							(unaudited)
	(in thousands)
Financial Assets:
Cash and cash equivalents
Money market mutual fund	$—	$—	$—	$—	$—	$—	$14,756	$—	$—
U.S. municipal securities	—	—	—	—	—	—	3,670	—	—
Short-term marketable securities
Certificates of deposit and treasury notes	750	—	—	250	—	—	—	—	—

Total	$750	$—	$—	$250	$—	$—	$18,426	$—	$—

During 2010, the Company determined certain equipment held by Proto Labs G.K. was impaired. In accordance with ASC 360, Property, Plant and Equipment (ASC 360), the Company adjusted these assets to their estimated fair value. The non-recurring fair value measurement was determined under the market approach using Level II inputs, including estimated selling prices and costs to sell assets of similar age and condition. These assets have been reported at their estimated fair value of $1.3 million at December 31, 2010.

Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consists of the following:

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Land	$1,730	$2,830	$2,830
Buildings and improvements	4,679	8,794	13,100
Machinery and equipment	19,325	29,671	39,471
Computer hardware and software	3,130	4,102	5,166
Leasehold improvements	1,809	1,811	3,028
Construction in progress	841	2,521	881

	31,514	49,729	64,476
Accumulated depreciation and amortization	(12,047)	(15,480)	(20,019)

Property and equipment, net	$19,467	$34,249	$44,457

Depreciation and amortization expense for the years ended December 31, 2009, 2010 and 2011 was $2.9 million, $3.5 million and $4.3 million, respectively. Depreciation and amortization expense for the nine months ended September 30, 2011 and 2012 was $3.0 million and $4.4 million, respectively.

During 2010, the Company determined that certain equipment held by Proto Labs G.K. was impaired. This resulted in an impairment charge of $0.8 million for the year ended December 31, 2010.

Inventory	9 Months Ended
Sep. 30, 2012
Inventory [Abstract]
Inventory

6. Inventory

Inventory consists primarily of raw materials, which are recorded at the lower of cost or market using the average-cost method, which approximates first-in, first-out (FIFO) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts.

The Company’s inventory consists of the following:

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Raw materials	$1,509	$3,463	$4,080
Work in process	154	418	347

Total inventory	1,663	3,881	4,427
Allowance for obsolescence	(57)	(84)	(84)

Inventory, net of allowance	$1,606	$3,797	$4,343

Marketable Securities	9 Months Ended
Sep. 30, 2012
Marketable Securities [Abstract]
Marketable Securities

7. Marketable Securities

The Company invests in short-term and long-term agency, municipal, corporate commercial paper and other debt securities. The securities are categorized as held-to-maturity and are recorded at amortized cost. Categorization as held-to-maturity is based on the Company’s ability and intent to hold these securities to maturity. Information regarding the Company’s short-term and long-term marketable securities as of September 30, 2012 is as follows:

	September 30, 2012
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands, unaudited)
U.S. government agency securities	$20,011	$2	$(1)	$20,012
Corporate debt securities	12,487	22	(8)	12,501
Commercial paper	2,499	—	(5)	2,494
U.S. municipal securities	11,662	3	(5)	11,660
Certificates of deposit/time deposits	4,696	—	(4)	4,692

Total marketable securities	$51,355	$27	$(23)	$51,359

Fair values for the U.S. municipal and corporate debt securities are primarily determined based on quoted market prices (Level 1). Fair values for the U.S. government agency securities, certificates of deposit and commercial paper are primarily determined using dealer quotes or quoted market prices for similar securities (Level 2).

The Company tests for other than temporary losses on a quarterly basis and has considered the unrealized losses indicated above to be temporary in nature. The Company intends, and has the ability, to hold the investments to maturity and recover the full principal.

Classification of marketable securities as current or non-current is based upon the security’s maturity date as of the date of these financial statements.

7. Marketable Securities (continued)

The September 30, 2012 balance of held-to-maturity debt securities by contractual maturity is shown in the following table at amortized cost. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

September 30, 2012
(in thousands, unaudited)
Due in one year or less	$21,704
Due after one year through three years	29,651

Total marketable securities	$51,355

Financing Obligations	9 Months Ended
Sep. 30, 2012
Financing Obligations [Abstract]
Financing Obligations

8. Financing Obligations

The Company’s debt consists of the following:

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Equipment note payable to a bank with interest at daily one-month LIBOR plus 1.4%, due in monthly principal payments of $50 plus interest, through June 2012, secured by certain assets of the Company	$900	$—	$—
Term note payable to a bank with interest at daily one-month LIBOR plus 2.0%, due in quarterly principal payments of $833 plus interest monthly, through September 2011, secured by certain assets of the Company	2,500	—	—
Various obligations under capital leases, with interest rates from 4.5% to 10.3%, dues in various monthly installments, including interest, through various dates through April 2015, secured by equipment	1,632	1,003	736

	5,032	1,003	736
Less current portion	3,742	390	335

	$1,290	$613	$401

Maturities on long-term debt obligations at December 31, 2011 are as follows:

Years Ending December 31,	(in thousands)
2012	$390
2013	284
2014	180
2015	138
2016	11

$1,003

The Company has a revolving line of credit expiring September 30, 2013 (revolving note), if not renewed. Under this revolving line of credit, the Company can borrow a maximum amount of $10,000,000 at an interest rate equal to LIBOR plus 1.5% (1.72% on September 30, 2012). The revolving line of credit is secured by substantially all assets of the Company. The revolving line of credit does not contain a covenant limiting capital expenditures but does limit investments in foreign subsidiaries exceeding $10,000,000 and includes certain financial thresholds such as net income and tangible net worth. As of September 30, 2012, there were no advances outstanding under the revolving line of credit.

Employee Benefit Plans	9 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company maintains a 401(k) retirement plan that covers most of its employees. Under the plan, a full-time or regular part-time (over 20 hours/week) employee becomes a participant after completing six months of employment. Employees may elect to contribute up to 50 percent of regular gross pay, subject to federal law limits on the dollar amount that participants may contribute to the plan, each calendar year. The Company matches part of the employee contributions and may make a discretionary contribution to the plan. Total employer contributions were approximately $0.3 million for each of the years ended December 31, 2009 and 2010, $0.4 million for the year ended December 31, 2011, $0.3 million for the nine months ended September 30, 2011 and $0.5 million for the nine months ended September 30, 2012.

The Company also sponsors a defined contribution retirement plan that covers the employees of Proto Labs Limited. Total employer contributions were approximately $32,000 and $57,000 for the years ended December 31, 2010 and 2011, respectively. There were no employer contributions to this plan during 2009. Contributions to the plan were immaterial in the nine months ended September 30, 2011 and 2012, respectively.

Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

The Company has two equity incentive plans: the 2000 Stock Option Plan (2000 Plan) and the 2012 Long-Term Incentive Plan (2012 Plan). Upon the adoption of the 2012 Plan on February 21, 2012, all shares that were reserved under the 2000 Plan but not issued were assumed by the 2012 Plan. No additional shares will be issued under the 2000 Plan. Under the 2012 Plan, the Company has the ability to grant stock options, stock appreciation rights (SARs), restricted stock, stock units, other stock-based awards and cash incentive awards. Awards under the 2012 Plan will have a maximum term of ten years from the date of grant. The compensation committee may provide that the vesting or payment of any award will be subject to the attainment of specified performance measures in addition to the satisfaction of any continued service requirements, and the compensation committee will determine whether such measures have been achieved. The per share exercise price of stock options and SARs granted under the 2012 Plan generally may not be less than the fair market value of a share of our common stock on the date of the grant.

The Company’s 2012 Employee Stock Purchase Plan (ESPP) became effective on February 23, 2012. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15 percent of their eligible compensation, subject to plan limitations. The ESPP generally provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85 percent of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. Due to the timing of the IPO, the initial offering period under the ESPP will run approximately eight-and-a-half months from the offering date of February 23, 2012 to November 15, 2012.

The Company determines its stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (ASC 718), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and non-employee directors based on fair value.

Determining the appropriate fair value model and calculating the fair value of stock option grants requires the input of highly subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. Stock-based compensation expense is calculated using our best estimates, which involve inherent uncertainties and the application of management’s judgment. Significant estimates include its expected term, fair value of Company common stock, stock price volatility and forfeiture rates.

The expected term represents the weighted average period that the Company’s stock options are expected to be outstanding. The expected term is based on the observed and expected time to post-vesting exercise of options by employees and non-employee directors and considers the impact of post-vesting award forfeitures. Prior to its IPO the Company estimated the fair value of its common stock using the assistance of an independent third-party valuation specialist using the income and market approach. As the Company operated as a private company with a limited market for its stock from the Company’s inception to the completion of its IPO on February 29, 2012, the Company based its assumptions on the volatility of stock price using outside valuation services and an estimate of the volatility of its common stock based on volatility of a peer group of comparable publicly traded companies for which historical information is available. The Company bases the risk-free interest rate that it uses in the Black-Scholes option pricing model on U.S. Treasury instruments with maturities similar to the expected term of the award being valued. The Company has never paid and does not anticipate paying, any cash dividends in the foreseeable future and, therefore, the Company uses an expected dividend yield of zero in the option pricing model. In order to properly attribute compensation expense, the Company is required to estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting forfeitures and record stock-based compensation expense for those awards that are expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, stock-based compensation expense could be significantly different from what has been recorded. The Company allocates stock-based compensation expense on a straight-line basis over the requisite service period.

Total share-based compensation expense was $0.2 million, $0.3 million and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.7 million and $2.4 million for the nine months ended September 30, 2011 and 2012, respectively.

The following table provides the assumptions used in the Black-Scholes option pricing model for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Risk-free interest rate	3.05 –3.44%	3.35%	3.68%	3.68%	0.95 – 1.16%
Expected life (years)	5.0 – 10.0	10.0	5.0	5.0	5.5 – 6.5
Expected volatility	39.00 – 48.22%	38.05%	47.32%	47.32%	53.00 – 53.14%
Expected dividend yield	0%	0%	0%	0%	0%
Weighted average grant date fair value	$3.16	$4.27	$8.99	$8.99	$14.44

The following table summarizes stock option activity and the weighted average exercise price for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2009	1,965,866	$1.50
Granted	231,000	5.56
Exercised	(70,000)	0.50
Cancelled	(46,200)	7.43

Options outstanding at December 31, 2009	2,080,666	1.83
Granted	658,000	7.86
Exercised	(615,328)	0.09
Cancelled	(84,000)	4.02

Options outstanding at December 31, 2010	2,039,338	5.25
Granted	224,000	20.07
Exercised	(164,038)	0.29
Cancelled	—	—

Options outstanding at December 31, 2011	2,099,300	6.18
Granted	239,800	28.03
Exercised	(336,459)	1.60
Cancelled	(500)	30.58

Options outstanding at September 30, 2012 (unaudited)	2,002,141	9.56

Exercisable at September 30, 2012 (unaudited)	1,014,774	$4.81

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $0.4 million, $3.4 million and $2.5 million, respectively. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices.

The outstanding options generally have a term of 10 years. For employees, options granted become exercisable ratably over the vesting period, which is generally a 5-year period, beginning on the first anniversary of the grant date, subject to the employee’s continuing service to the Company. For directors, options generally become exercisable in full on the first anniversary of the grant date.

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding, Vested and Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.07 to $0.71	396,200	2.10	$0.55	396,200	$0.55
$1.79 to $3.37	343,000	4.51	2.49	336,000	2.47
$3.67 to $4.27	170,100	5.34	3.75	135,100	3.76
$4.54 to $5.00	147,000	6.29	4.76	88,200	4.76
$5.56	161,000	7.35	5.56	64,400	5.56
$7.86	658,000	8.98	7.86	131,600	7.86
$20.07	224,000	9.48	20.07	—	—

The fair value of share-based payment transactions is recognized in the statements of comprehensive income. As of September 30, 2012, there was $5.8 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 3.0 years. The total fair value of options vested was $0.5 million, $1.2 million and $5.6 million for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table presents the assumptions used to estimate the fair value of the ESPP during the nine months ended September 30, 2012:

Nine months ended September 30, 2012
(unaudited)
Risk-free interest rate	0.16%
Expected life (months)	8.5
Expected volatility	53.00%
Expected dividend yield	0%

Commitments	9 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Commitments

11. Commitments

The Company leases property from third parties. The Company leases a portion of its U.S. facilities, and the lease term expires in July 2017. The Company leases office and manufacturing space in the United Kingdom, and the initial term expires in February 2016. The Company leases an office and manufacturing space in Japan, and the initial term expires in November 2021. The Company has the ability to terminate this lease, with no penalty, upon six months’ notice.

As a condition of the lease of the UK facility, the Company received a rent holiday for the full year of 2011. The expense related to the full term of the lease is being recognized on a straight-line basis in accordance with ASC 840, Leases (ASC 840).

The Company has acquired capital equipment under capital leases.

Future minimum commitments under non-cancelable leases at December 31, 2011, are as follows:

	Capital Leases	Operating Leases
	(in thousands)
Years ending:
2012	$433	$1,379
2013	319	1,293
2014	207	1,267
2015	144	1,267
2016 and thereafter	10	3,166

Total future minimum lease payments	1,113	$8,372

Less interest cost	(110)

Net present value of minimum lease payments	$1,003

Rental expense was approximately $0.8 million, $0.9 million and $0.8 million for the years ended December 31, 2009, 2010 and 2011, respectively and $1.0 million and $1.0 million for the nine months ended September 30, 2011 and 2012, respectively.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

The Company is subject to income tax in multiple jurisdictions and the use of estimates is required to determine the provision for income taxes. For the years ended December 31, 2009, 2010, and 2011 the Company recorded an income tax provision of $3.2 million, $4.8 million, and $8.8 million, respectively. For the nine months ended September 30, 2011 and 2012 the Company recorded an income tax provision of $7.3 million and $8.0 million, respectively. The income tax provision is based on the estimated annual effective tax rate for the year applied to pre-tax income. The effective income tax rate for the years ended December 31, 2009, 2010, and 2011 was 42.8 percent, 30.3 percent, and 32.8 percent, respectively. The effective income tax rate for the nine months ended September 30, 2011 and 2012 was 33.0 percent and 32.4 percent, respectively.

The provision for income taxes is based on income (loss) before income taxes reported for financial statement purposes. The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
United States	$8,933	$17,073	$26,699
International	(1,543)	(1,360)	56

Total	$7,390	$15,713	$26,755

Significant components of the provision for income taxes for the following periods are as follows:

	December 31,
	2009	2010	2011
Current:
Federal	$2,379	$3,493	$5,561
State	113	185	291
Foreign	231	528	700
Deferred:
Federal	379	627	2,211
State	30	8	9
Foreign	(987)	(1,227)	(1,018)
Valuation allowance	1,022	1,148	1,029

Total	$3,167	$4,762	$8,782

A reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
Federal tax statutory rate	34.0%	34.0%	35.0%
State tax (net of federal benefit)	2.1	1.0	0.7
Qualified subsidiary election	0.0	(11.0)	(3.8)
Research and development credit	(2.8)	(0.9)	(0.3)
Valuation allowance against deferred tax assets	13.8	7.3	3.8
Foreign rate differential	(2.9)	(1.7)	(0.7)
Tax reserves	0.0	2.3	0.0
Domestic manufacturing deduction	(2.1)	(1.9)	(1.7)
Provision to return	(0.6)	0.5	(0.1)
Miscellaneous	1.3	0.7	(0.1)

Effective income tax rate	42.8%	30.3%	32.8%

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Accrued Expenses	$108	$151
Warrants and stock options	120	353
Intangibles	103	110
Inventories	118	127
Net operating loss	2,241	3,270
Less valuation allowance	(2,241)	(3,270)

Total deferred tax assets	449	741
Deferred tax liabilities:
Depreciation	(1,538)	(4,061)

Total deferred tax liabilities	(1,538)	(4,061)

Net deferred tax liability	$(1,089)	$(3,320)

The Company has recorded no U.S. deferred taxes related to the undistributed earnings of its non-U.S. subsidiaries as of September 30, 2012. Such amounts are intended to be reinvested outside of the United States indefinitely. It is not practicable to estimate the amount of additional tax that might be payable on the foreign earnings. At December 31, 2009, 2010 and 2011, the Company had accumulated undistributed earnings in non-U.S. subsidiaries of $0.7 million, $1.7 million and $3.6 million, respectively.

The valuation allowances established for foreign subsidiaries are due to lack of sufficient positive evidence to realize the deferred tax assets associated with the net operating losses. At December 31, 2009, 2010 and 2011, the Company has operating loss carry forwards of $2.7 million, $5.5 million, and $8.0 million, respectively, which expire at various times beginning in 2013 through 2018. The Company has established a valuation allowance against these net operating loss carry forwards as it does not believe they will be realizable before expiration. Of these net operating loss carry forwards, $2.5 million have been recognized as a benefit in the U.S. based on a qualified subsidiary election.

12. Income Taxes (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011
	(in thousands)
Balance at beginning of period	$—	$392
Gross increases for tax positions of current year	392	—
Gross increases for tax positions of prior years	—	10

Balance at period end	$392	$402

Warrants	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Warrants

13. Warrants

At December 31, 2009 and 2010, the Company had issued and outstanding fully vested warrants for the purchase of up to 1,526,182 shares of common stock at an exercise price of $0.33 per share and for the purchase of up to 105,000 shares at an exercise price of $1.79 per share. These warrants were held by two executive officers. During 2011, certain of these warrants with an exercise price of $0.33 per share were exercised, resulting in the issuance of 1,526,182 shares of common stock. As of September 30, 2012, no common stock warrants remained outstanding.

Redeemable Convertible Preferred Stock and Redeemable Common Stock	9 Months Ended
Sep. 30, 2012
Redeemable Convertible Preferred Stock and Redeemable Common Stock [Abstract]
Redeemable convertible preferred stock and redeemable common stock

14. Redeemable Convertible Preferred Stock and Redeemable Common Stock

In August 2008, the Company sold 427,985 shares of redeemable convertible preferred stock. Upon completion of its IPO in February 2012, these shares were converted to common stock. Refer to Note 2 for additional information.

During 2008, the Company executed an Investors’ Rights Agreement with certain investors that supplements the Stock Purchase Agreement executed in 2005. The Investors’ Rights Agreement provides the investors certain rights, including the right to require the Company to redeem the 3,189,648 shares of common stock owned by the investor at the then current fair market value. Upon completion of its IPO in February 2012, these redemption rights expired and the shares of redeemable common stock were converted into common stock.

Litigation	9 Months Ended
Sep. 30, 2012
Litigation [Abstract]
Litigation

15. Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business. Although the results of litigation and claims cannot be predicted with certainty, the Company does not believe it is a party to any litigation the outcome of which, if determined adversely, would individually or in the aggregate be reasonably expected to have a material adverse effect on its business.

Segment and Geographic Information	9 Months Ended
Sep. 30, 2012
Segment and Geographical Information [Abstract]
Segment and Geographic Information

16. Segment and Geographic Information

The Company’s operations are comprised of three geographically-based operating segments in the United States, Europe and Japan included in the reportable segments of United States, Europe and Other. Each operating segment generates revenue by providing low-volume custom parts to product developers worldwide. Operations included in the category “Other” are not considered significant.

Certain operating expenses and total assets managed by the Company on a global basis are included in the United States segment. As a result, reportable segment income from operations is not representative of the income from operations of the geographies in the reportable segments.

During 2010, the Company determined that certain equipment held by Proto Labs G.K. was impaired. This resulted in an impairment charge of $0.8 million for the year ended December 31, 2010, which is included in the “Other” segment income from operations, below.

Revenue, income from operations, depreciation and amortization, provision for income taxes, capital expenditures and total assets by segment are as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$35,031	$52,222	$76,634	$57,510	$72,652
Europe	8,723	11,607	19,453	13,941	16,305
Other	79	1,090	2,852	1,851	3,418

Consolidated	$43,833	$64,919	$98,939	$73,302	$92,375

Income from operations:
United States	$9,105	$16,553	$24,553	$20,089	$22,396
Europe	1,145	2,250	4,931	3,672	4,706
Other	(2,343)	(2,877)	(2,615)	(1,785)	(2,425)

Consolidated	$7,907	$15,926	$26,869	$21,976	$24,677

Depreciation and amortization:
United States	$1,952	$2,247	$3,055	$2,126	$3,360
Europe	804	1,024	1,024	747	722
Other	151	212	185	136	298

Consolidated	$2,907	$3,483	$4,264	$3,009	$4,380

Provision for income taxes:
United States	$2,901	$4,304	$8,071	$6,612	$7,420
Europe	266	449	712	640	537
Other	—	9	—	—	—

Consolidated	$3,167	$4,762	$8,783	$7,252	$7,957

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Capital expenditures:
United States	$5,764	$15,409	$11,196
Europe	1,008	2,217	1,706
Other	297	1,377	1,533

Consolidated	$7,069	$19,003	$14,435

Total assets:
United States	$29,551	$47,710	$139,438
Europe	7,351	10,719	12,089
Other	1,452	3,897	5,394

Consolidated	$38,354	$62,326	$156,921

The Company’s revenue is derived from two product lines, Protomold injection molding and Firstcut CNC machining. Total revenue by product line is as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue
Protomold	$36,794	$50,690	$74,090	$55,087	$66,697
Firstcut	7,039	14,229	24,849	18,215	25,678

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

Revenue to external customers based on the billing location of the end user customer and long-lived assets by geography are as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$33,343	$48,059	$73,010	$54,723	$69,887
International
Europe	8,723	11,607	19,453	13,941	16,305
Other	1,767	5,253	6,476	4,638	6,183

Total international	10,490	16,860	25,929	18,579	22,488

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Long-lived assets:
United States	$16,476	$28,831	$36,667
International
Europe	2,231	3,377	4,532
Other	760	2,041	3,258

Total international	2,991	5,418	7,790

Total long-lived assets	$19,467	$34,249	$44,457

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Proto Labs Limited and Proto Labs G.K. All significant intercompany accounts and transactions have been eliminated in consolidation.

Initial public offering

Initial public offering

In February 2012, the Company issued 4.9 million shares of common stock (including the exercise of the underwriters’ over-allotment shares) in conjunction with its initial public offering (IPO). The public offering price of the shares sold in the offering was $16.00 per share. The total gross proceeds from the IPO to the Company were $79.1 million. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $71.5 million. As of September 30, 2012, all offering costs have been recorded.

In August 2008, the Company entered into an investors’ rights agreement with Protomold Investment Company, LLC (PIC), which included a “put right” whereby PIC may require the Company to repurchase its shares of common stock any time after August 2, 2018. Upon completion of the IPO, the put rights of PIC terminated. Also in August 2008, the Company entered into a management rights agreement with North Bridge Growth Equity I, L.P. (North Bridge), which provides North Bridge with certain additional management and information rights. This management agreement terminated upon completion of the IPO.

Immediately prior to the consummation of the IPO, all outstanding shares of redeemable convertible preferred stock and redeemable common stock were converted into shares of common stock. Shares of redeemable convertible preferred stock were converted into 5,991,790 shares of common stock. All previously accrued dividends on the preferred stock have been released back into retained earnings as of September 30, 2012. Shares of redeemable common stock were converted into 3,189,648 shares of common stock.

Stock split

Stock split

On February 21, 2012, the Company executed a 14-for-1 forward stock split of the Company’s common stock. The consolidated financial statements for all periods and dates presented give retroactive effect to the stock split.

Comprehensive income

Comprehensive income

Components of comprehensive income include net income and foreign currency translation adjustments. Comprehensive income is disclosed in the accompanying consolidated statements of comprehensive income and consolidated statements of shareholders’ equity (deficit).

Effective January 1, 2012, the Company adopted Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income, and is to be applied retrospectively. The Company has elected to present the items of net income and other comprehensive income in a single continuous statement. Adoption of this accounting standard update did not impact previously reported financial statements. Refer to “Recent accounting pronouncements” within this footnote for additional information related to ASU 2011-05.

Accounting estimates

Accounting estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2012, the consolidated statements of comprehensive income and cash flows for the nine months ended September 30, 2011 and 2012 and the consolidated statements of shareholders’ equity (deficit) for the nine months ended September 30, 2012 are unaudited.

The unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. These statements are unaudited but, in the opinion of management, reflect all adjustments necessary for a fair presentation of the Company’s statement of financial position, results of operations and cash flows for the periods presented. Except as otherwise disclosed herein, these adjustments consist of normal, recurring items. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash and other highly liquid investments with maturities of three months or less at the date of purchase. Cash equivalents are stated at fair value. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses on such accounts.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are reported at face amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions taking into account the history of write-offs and collections. A receivable is considered past due if payment has not been received within the period agreed upon in the invoice. Accounts receivable are written off after all collection efforts have been exhausted. Recoveries of trade receivables previously written off are recorded when received. The Company also records a provision for estimated product returns and allowances in the period in which the related revenue is recorded. This provision against current gross revenue is based principally on historical rates of sales returns.

Inventory

Inventory

Inventory consists primarily of raw materials, which are recorded at the lower of cost or market, using the average-cost method, which approximates first-in, first-out (FIFO) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts.

Property equipment and leasehold improvements

Property, equipment and leasehold improvements

Property, equipment and leasehold improvements are stated at cost. Major improvements that substantially extend an asset’s useful life are capitalized. Repairs, maintenance and minor improvements are charged to operations as incurred. Depreciation, including amortization of leasehold improvements and assets recorded under capital leases, is calculated using the straight-line method over the estimated useful lives of the individual assets and ranges from 3 to 39 years. Manufacturing equipment is depreciated over 3 to 7 years, office furniture and equipment are depreciated over 3 to 7 years, computer hardware and software are depreciated over 3 to 5 years, building costs are depreciated over 39 years, leasehold improvements are depreciated over the estimated lives of the related assets or the life of the lease, whichever is shorter, and building and land improvements are depreciated over 10 to 39 years. Assets not in service are not depreciated until the related asset is put into use.

Accounting for long-lived assets

Accounting for long-lived assets

The Company periodically reviews the carrying amount of its property, equipment and leasehold improvements to determine if circumstances exist indicating an impairment or if depreciation periods should be modified. If facts or circumstances support the possibility of impairment, the Company will prepare a projection of the undiscounted future cash flows of the specific assets to determine if the assets are recoverable. If an impairment exists based on these projections, an impairment adjustment will be made to reduce the carrying amount of the specific assets to fair value.

Revenue recognition

Revenue recognition

The Company recognizes revenue when it is realized or realizable and earned when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. Revenue is recognized upon transfer of title and risk of loss, which is generally upon the shipment of parts. Mold revenue is recognized upon the shipment of the parts made from the mold. Freight billed to customers is included in revenues, and all freight expenses paid by the Company are included in cost of revenue.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (ASC) 740, Income Taxes (ASC 740). Under this method, the Company determines tax assets and liabilities based upon the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. The tax consequences of most events recognized in the current year’s financial statements are included in determining income taxes currently payable. However, because tax laws and financial accounting standards differ in their recognition and measurement of assets, liabilities and equity, revenues, expenses, gains and losses, differences arise between the amount of taxable income and pretax financial income for a year and between the tax basis of assets or liabilities and their reported amounts in the financial statements. Because the Company assumes that the reported amounts of assets and liabilities will be recovered and settled, respectively, a difference between the tax basis of an asset or liability and its reported amount in the balance sheet will result in a taxable or a deductible amount in some future years when the related liabilities are settled or the reported amounts of the assets are recovered, giving rise to a deferred tax asset or liability.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements by defining a criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. Additionally, ASC 740 provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (ASC 718). Under the fair value recognition provisions of ASC 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company’s awards are not eligible to vest early in the event of retirement, however, the awards vest early in the event of a change in control.

In determining the compensation cost of the options granted, the fair value of options granted has been estimated on the date of grant using the Black-Scholes option-pricing model.

Advertising costs

Advertising costs

Advertising is expensed as incurred and was approximately $3.5 million, $3.6 million and $5.8 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $4.2 million and $4.6 million for the nine month periods ended September 30, 2011 and 2012, respectively.

Research and development

Research and development

Research and development expenses consist primarily of personnel and outside service costs related to the development of new processes and services, enhancement of existing services, quality assurance, and testing. The Company follows ASC 350-40, Internal Use Software (ASC 350-40), in accounting for internally developed software. At December 31, 2009, 2010 and 2011 and September 30, 2011 and 2012, all internal use software projects were in the post-implementation/operation stage and therefore, no software development costs were capitalized.

Foreign currency translation/transactions

Foreign currency translation/transactions

The Company translated the balance sheets of its foreign subsidiaries, Proto Labs Limited and Proto Labs G.K., at period-end exchange rates and the income statement at the average exchange rates in effect throughout the period. The Company has recorded the translation adjustment as a separate component of consolidated shareholders’ equity (deficit). Foreign currency transaction gains and losses are recognized in the consolidated statements of comprehensive income.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2012, President Obama signed into law the Jumpstart Our Business Startups Act, or JOBS Act, which establishes a new category of issuer called an emerging growth company. Under the JOBS Act, an emerging growth company is defined as an issuer with total annual gross revenues less than $1 billion during its most recently completed fiscal year. An issuer continues to be eligible for emerging growth company status until the earliest of (1) the last day of the fiscal year during which it had total annual gross revenues of $1 billion or more (as indexed for inflation in the manner set forth in the JOBS Act), (2) the last day of the fiscal year of the issuer following the fifth anniversary of the date of its IPO, (3) the date on which it issued more than $1 billion in non-convertible debt in the previous three-year period, or (4) the date on which it became a large accelerated filer as defined in Rule 12b-2 of the Securities Exchange Act of 1934.

The JOBS Act exempts an emerging growth company from the following requirements during the period of eligibility:

•

Having an independent auditor assess its internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act of 2002. However, an emerging growth company would still have to comply with the Section 404(a) requirement that management assess its internal control over financial reporting, generally beginning with its second annual report on Form 10-K.

•	Adopting new or revised accounting standards that are effective for public companies. Instead, the effective dates of such accounting standards for private companies would apply.

•

Complying with “say-on-pay” vote requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act. An emerging growth company would satisfy executive compensation disclosures in a manner consistent with a smaller reporting company.

•

Complying with future changes to Public Company Accounting Oversight Board auditing standards related to mandatory audit firm rotation and an Auditors Discussion & Analysis statement (if adopted). Other new standards would not apply to audits of emerging growth companies unless the SEC decides that they should after considering the protection of investors and whether the action will promote efficiency, competition and capital formation.

With the exception of the treatment for accounting standards, each of these exemptions is voluntary and an emerging growth company may choose to operate as an emerging growth company as it deems appropriate. Section 107(b) of the JOBS Act permits an emerging growth company to “opt out” of the exemption to adopt new or revised accounting standards when they are effective for private companies and instead apply such standards on the same basis as a public company. Under section 107(b)(3), such decision to opt-out is irrevocable, and the emerging growth company must continue to comply with such standards to the same extent that a public company is required for as long as the company remains an emerging growth company.

Under the JOBS Act, we meet the definition of an emerging growth company. During the period we continue to be eligible for emerging growth company status, we will apply new or revised accounting standards following the effective dates for private companies.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This accounting update generally aligns the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards. From a U.S. GAAP perspective, the amendments are largely clarifications, but some could have a significant effect on certain companies. A number of new disclosures also are required. Except for certain disclosures, the guidance applies to public and nonpublic companies and is to be applied prospectively. For public and nonpublic companies, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012. The adoption of ASU 2011-04 did not result in a material impact to the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). This accounting update requires entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. However, the current option under existing standards to report other comprehensive income and its components in the statement of changes in equity is eliminated. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). The updated guidance defers the requirement in ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments apply to public and nonpublic companies and are to be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this accounting guidance effective January 1, 2012 and has presented the items of net income and other comprehensive income in a single continuous statement in this report. The adoption of ASU 2011-05 and ASU 2011-12 did not result in a material impact to the Company’s financial statements.

Net Income per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Income per Common Share [Abstract]
Computation of basic and diluted net income per share

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share amounts)
Net Income	$4,223	$10,951	$17,972	$14,742	$16,630
Less: dividends on redeemable preferred stock	(4,180)	(4,179)	(4,179)	(3,126)	—
Less: undistributed earnings allocated to preferred shareholders	(16)	(2,377)	(4,507)	(3,834)	—

Net income attributable to common shareholders	$27	$4,395	$9,286	$7,782	$16,630

Basic shares:
Weighted-average shares used to compute basic net income per share	10,564,946	11,079,432	12,352,004	12,162,808	22,975,950
Diluted shares:
Effect of potentially dilutive options and warrants	2,636,816	1,972,026	1,587,068	1,333,430	1,380,835

Weighted-average shares used to compute diluted net income per share	13,201,762	13,051,458	13,939,072	13,496,238	24,356,785

Net income per share attributable to common shareholders:
Basic	$0.00	$0.40	$0.75	$0.64	$0.72

Diluted	$0.00	$0.34	$0.67	$0.58	$0.68

Calculation of unaudited pro forma net income per basic and diluted share

	Year Ended December 31,		Nine Months Ended September 30,
	2010	2011	2011	2012
			(unaudited)
	(in thousands, except share and per share amounts)
Net income attributable to common shareholders, as reported	$4,395	$9,286	$7,782	$16,630
Dividends on redeemable convertible preferred shares	4,179	4,179	3,126	—
Undistributed earnings allocated to preferred shareholders	2,377	4,507	3,834	—

Pro forma net income	$10,951	$17,972	$14,742	$16,630

Basic weighted-average shares outstanding, as reported	11,079,432	12,352,004	12,162,808	22,975,950
Add: common shares from conversion of redeemable convertible preferred shares	5,991,790	5,991,790	5,991,790	—

Pro forma basic weighted-average shares outstanding	17,071,222	18,343,794	18,154,598	22,975,950

Effect of potentially dilutive options and warrants	1,972,026	1,587,068	1,333,430	1,380,835

Pro forma diluted weighted-average shares outstanding	19,043,248	19,930,862	19,488,028	24,356,785

Pro forma net income per share
Basic	$0.64	$0.98	$0.81	$0.72
Diluted	$0.58	$0.90	$0.76	$0.68

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Summary of financial assets, measured at fair value on a recurring basis

	December 31, 2010			December 31, 2011			September 30, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
							(unaudited)
	(in thousands)
Financial Assets:
Cash and cash equivalents
Money market mutual fund	$—	$—	$—	$—	$—	$—	$14,756	$—	$—
U.S. municipal securities	—	—	—	—	—	—	3,670	—	—
Short-term marketable securities
Certificates of deposit and treasury notes	750	—	—	250	—	—	—	—	—

Total	$750	$—	$—	$250	$—	$—	$18,426	$—	$—

Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Land	$1,730	$2,830	$2,830
Buildings and improvements	4,679	8,794	13,100
Machinery and equipment	19,325	29,671	39,471
Computer hardware and software	3,130	4,102	5,166
Leasehold improvements	1,809	1,811	3,028
Construction in progress	841	2,521	881

	31,514	49,729	64,476
Accumulated depreciation and amortization	(12,047)	(15,480)	(20,019)

Property and equipment, net	$19,467	$34,249	$44,457

Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory [Abstract]
Summary of Inventory

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Raw materials	$1,509	$3,463	$4,080
Work in process	154	418	347

Total inventory	1,663	3,881	4,427
Allowance for obsolescence	(57)	(84)	(84)

Inventory, net of allowance	$1,606	$3,797	$4,343

Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2012
Marketable Securities [Abstract]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)

	September 30, 2012
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands, unaudited)
U.S. government agency securities	$20,011	$2	$(1)	$20,012
Corporate debt securities	12,487	22	(8)	12,501
Commercial paper	2,499	—	(5)	2,494
U.S. municipal securities	11,662	3	(5)	11,660
Certificates of deposit/time deposits	4,696	—	(4)	4,692

Total marketable securities	$51,355	$27	$(23)	$51,359

Summary of held-to-maturity debt securities by contractual maturity at amortized cost

September 30, 2012
(in thousands, unaudited)
Due in one year or less	$21,704
Due after one year through three years	29,651

Total marketable securities	$51,355

Financing Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Financing Obligations [Abstract]
Summary of debt

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Equipment note payable to a bank with interest at daily one-month LIBOR plus 1.4%, due in monthly principal payments of $50 plus interest, through June 2012, secured by certain assets of the Company	$900	$—	$—
Term note payable to a bank with interest at daily one-month LIBOR plus 2.0%, due in quarterly principal payments of $833 plus interest monthly, through September 2011, secured by certain assets of the Company	2,500	—	—
Various obligations under capital leases, with interest rates from 4.5% to 10.3%, dues in various monthly installments, including interest, through various dates through April 2015, secured by equipment	1,632	1,003	736

	5,032	1,003	736
Less current portion	3,742	390	335

	$1,290	$613	$401

Summary of maturities on long-term debt	Maturities on long-term debt obligations at December 31, 2011 are as follows:

Years Ending December 31,	(in thousands)
2012	$390
2013	284
2014	180
2015	138
2016	11

$1,003

Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Summary of assumptions used in the Black-Scholes pricing model valuation of options

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Risk-free interest rate	3.05 –3.44%	3.35%	3.68%	3.68%	0.95 – 1.16%
Expected life (years)	5.0 – 10.0	10.0	5.0	5.0	5.5 – 6.5
Expected volatility	39.00 – 48.22%	38.05%	47.32%	47.32%	53.00 – 53.14%
Expected dividend yield	0%	0%	0%	0%	0%
Weighted average grant date fair value	$3.16	$4.27	$8.99	$8.99	$14.44

Summary of stock option activity

The following table summarizes stock option activity and the weighted average exercise price for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2009	1,965,866	$1.50
Granted	231,000	5.56
Exercised	(70,000)	0.50
Cancelled	(46,200)	7.43

Options outstanding at December 31, 2009	2,080,666	1.83
Granted	658,000	7.86
Exercised	(615,328)	0.09
Cancelled	(84,000)	4.02

Options outstanding at December 31, 2010	2,039,338	5.25
Granted	224,000	20.07
Exercised	(164,038)	0.29
Cancelled	—	—

Options outstanding at December 31, 2011	2,099,300	6.18
Granted	239,800	28.03
Exercised	(336,459)	1.60
Cancelled	(500)	30.58

Options outstanding at September 30, 2012 (unaudited)	2,002,141	9.56

Exercisable at September 30, 2012 (unaudited)	1,014,774	$4.81

Summarizes information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding, Vested and Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.07 to $0.71	396,200	2.10	$0.55	396,200	$0.55
$1.79 to $3.37	343,000	4.51	2.49	336,000	2.47
$3.67 to $4.27	170,100	5.34	3.75	135,100	3.76
$4.54 to $5.00	147,000	6.29	4.76	88,200	4.76
$5.56	161,000	7.35	5.56	64,400	5.56
$7.86	658,000	8.98	7.86	131,600	7.86
$20.07	224,000	9.48	20.07	—	—

Summary of assumptions used to estimate the fair value of the ESPP

The following table presents the assumptions used to estimate the fair value of the ESPP during the nine months ended September 30, 2012:

Nine months ended September 30, 2012
(unaudited)
Risk-free interest rate	0.16%
Expected life (months)	8.5
Expected volatility	53.00%
Expected dividend yield	0%

Commitments (Tables)	9 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Future minimum commitments under non-cancelable leases

	Capital Leases	Operating Leases
	(in thousands)
Years ending:
2012	$433	$1,379
2013	319	1,293
2014	207	1,267
2015	144	1,267
2016 and thereafter	10	3,166

Total future minimum lease payments	1,113	$8,372

Less interest cost	(110)

Net present value of minimum lease payments	$1,003

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Components of income (loss) before income taxes

The provision for income taxes is based on income (loss) before income taxes reported for financial statement purposes. The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
United States	$8,933	$17,073	$26,699
International	(1,543)	(1,360)	56

Total	$7,390	$15,713	$26,755

Significant components of the provision for income taxes

	December 31,
	2009	2010	2011
Current:
Federal	$2,379	$3,493	$5,561
State	113	185	291
Foreign	231	528	700
Deferred:
Federal	379	627	2,211
State	30	8	9
Foreign	(987)	(1,227)	(1,018)
Valuation allowance	1,022	1,148	1,029

Total	$3,167	$4,762	$8,782

Reconciliation of the federal statutory income tax rate to the effective tax rate

	Year Ended December 31,
	2009	2010	2011
Federal tax statutory rate	34.0%	34.0%	35.0%
State tax (net of federal benefit)	2.1	1.0	0.7
Qualified subsidiary election	0.0	(11.0)	(3.8)
Research and development credit	(2.8)	(0.9)	(0.3)
Valuation allowance against deferred tax assets	13.8	7.3	3.8
Foreign rate differential	(2.9)	(1.7)	(0.7)
Tax reserves	0.0	2.3	0.0
Domestic manufacturing deduction	(2.1)	(1.9)	(1.7)
Provision to return	(0.6)	0.5	(0.1)
Miscellaneous	1.3	0.7	(0.1)

Effective income tax rate	42.8%	30.3%	32.8%

Significant components of deferred tax assets and liabilities

	December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Accrued Expenses	$108	$151
Warrants and stock options	120	353
Intangibles	103	110
Inventories	118	127
Net operating loss	2,241	3,270
Less valuation allowance	(2,241)	(3,270)

Total deferred tax assets	449	741
Deferred tax liabilities:
Depreciation	(1,538)	(4,061)

Total deferred tax liabilities	(1,538)	(4,061)

Net deferred tax liability	$(1,089)	$(3,320)

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011
	(in thousands)
Balance at beginning of period	$—	$392
Gross increases for tax positions of current year	392	—
Gross increases for tax positions of prior years	—	10

Balance at period end	$392	$402

Segment and Geographic Information (Tables)	9 Months Ended
Sep. 30, 2012
Segment and Geographical Information [Abstract]
Revenue, income from operations, depreciation and amortization, capital expenditures and total assets by segment

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$35,031	$52,222	$76,634	$57,510	$72,652
Europe	8,723	11,607	19,453	13,941	16,305
Other	79	1,090	2,852	1,851	3,418

Consolidated	$43,833	$64,919	$98,939	$73,302	$92,375

Income from operations:
United States	$9,105	$16,553	$24,553	$20,089	$22,396
Europe	1,145	2,250	4,931	3,672	4,706
Other	(2,343)	(2,877)	(2,615)	(1,785)	(2,425)

Consolidated	$7,907	$15,926	$26,869	$21,976	$24,677

Depreciation and amortization:
United States	$1,952	$2,247	$3,055	$2,126	$3,360
Europe	804	1,024	1,024	747	722
Other	151	212	185	136	298

Consolidated	$2,907	$3,483	$4,264	$3,009	$4,380

Provision for income taxes:
United States	$2,901	$4,304	$8,071	$6,612	$7,420
Europe	266	449	712	640	537
Other	—	9	—	—	—

Consolidated	$3,167	$4,762	$8,783	$7,252	$7,957

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Capital expenditures:
United States	$5,764	$15,409	$11,196
Europe	1,008	2,217	1,706
Other	297	1,377	1,533

Consolidated	$7,069	$19,003	$14,435

Total assets:
United States	$29,551	$47,710	$139,438
Europe	7,351	10,719	12,089
Other	1,452	3,897	5,394

Consolidated	$38,354	$62,326	$156,921

Revenue by product line

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue
Protomold	$36,794	$50,690	$74,090	$55,087	$66,697
Firstcut	7,039	14,229	24,849	18,215	25,678

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

Revenue and long-lived assets by geographic region

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$33,343	$48,059	$73,010	$54,723	$69,887
International
Europe	8,723	11,607	19,453	13,941	16,305
Other	1,767	5,253	6,476	4,638	6,183

Total international	10,490	16,860	25,929	18,579	22,488

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Long-lived assets:
United States	$16,476	$28,831	$36,667
International
Europe	2,231	3,377	4,532
Other	760	2,041	3,258

Total international	2,991	5,418	7,790

Total long-lived assets	$19,467	$34,249	$44,457

Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Redeemable Common Stock [Member]	Sep. 30, 2012 Equipment [Member] Maximum [Member]	Sep. 30, 2012 Equipment [Member] Minimum [Member]	Sep. 30, 2012 Office furniture and equipment [Member] Maximum [Member]	Sep. 30, 2012 Office furniture and equipment [Member] Minimum [Member]	Sep. 30, 2012 Computer equipment [Member] Maximum [Member]	Sep. 30, 2012 Computer equipment [Member] Minimum [Member]	Sep. 30, 2012 Building [Member]	Sep. 30, 2012 Building and land improvements [Member] Maximum [Member]	Sep. 30, 2012 Building and land improvements [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Shares of redeemable convertible preferred stock and redeemable common stock were converted into common stock								5,991,790	3,189,648	3,189,648
Estimated useful lives						39 years	3 years				7 years	3 years	7 years	3 years	5 years	3 years	39 years	39 years	10 years
Summary Of Significant Accounting Policies (Textual) [Abstract]
Issue of common shares in conjunction with its initial public offer	4,900,000
Per share value of Public offering shares	$ 16
Gross proceeds from initial public offering	$ 71,530,000
Aggregate net proceeds received by the Company	79,100,000
Maturity period for the purchase of investments	3 months
Advertising expenses	4,600,000	4,200,000	5,800,000	3,600,000	3,500,000
Software development cost	0
Annual gross revenue	1,000,000,000
Non-convertible debt	$ 1,000,000,000

Net Income per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of basic and diluted net income per share
Net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951	$ 4,223
Less: dividends on redeemable preferred stock		(3,126)	(4,179)	(4,179)	(4,180)
Less: undistributed earnings allocated to preferred shareholders		(3,834)	(4,507)	(2,377)	(16)
Net income attributable to common shareholders	$ 16,630	$ 7,782	$ 9,286	$ 4,395	$ 27
Basic shares:
Weighted-average shares used to compute basic net income per share	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Diluted shares:
Effect of potentially dilutive options and warrants	1,380,835	1,333,430	1,587,068	1,972,026	2,636,816
Weighted-average shares used to compute diluted net income per share	24,356,785	13,496,238	13,939,072	13,051,458	13,201,762
Net income per share attributable to common shareholders:
Basic	$ 0.72	$ 0.64	$ 0.75	$ 0.4	$ 0
Diluted	$ 0.68	$ 0.58	$ 0.67	$ 0.34	$ 0

Net Income per Common Share (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Calculation of unaudited pro forma net income per basic and diluted share
Net income attributable to common shareholders, as reported	$ 16,630	$ 7,782	$ 9,286	$ 4,395	$ 27
Dividends on redeemable convertible preferred shares		3,126	4,179	4,179	4,180
Undistributed earnings allocated to preferred shareholders		3,834	4,507	2,377	16
Pro forma net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951
Weighted-average shares used to compute basic net income per share	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Add: common shares from conversion of redeemable convertible preferred shares		5,991,790	5,991,790	5,991,790
Pro forma basic weighted - average shares outstanding	22,975,950	18,154,598	18,343,794	17,071,222
Effect of potentially dilutive options and warrants	1,380,835	1,333,430	1,587,068	1,972,026	2,636,816
Pro forma diluted weighted-average shares outstanding	24,356,785	19,488,028	19,930,862	19,043,248
Pro forma net income per share
Basic	$ 0.72	$ 0.81	$ 0.98	$ 0.64
Diluted	$ 0.68	$ 0.76	$ 0.9	$ 0.58

Net income per common share (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income per common share (Textual) [Abstract]
Cumulative dividends	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund	$ 14,756
Short-term marketable securities
Certificates of deposit and treasury notes		250	750
Total	18,426	250	750
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities	3,670
Level 2 [Member]
Short-term marketable securities
Certificates of deposit and treasury notes
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund
Short-term marketable securities
Certificates of deposit and treasury notes
Total
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities
Level 3 [Member]
Short-term marketable securities
Certificates of deposit and treasury notes
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash and cash equivalents
Money market mutual fund
Short-term marketable securities
Certificates of deposit and treasury notes
Total
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Municipal Bonds [Member]
Cash and cash equivalents
U.S. municipal securities

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Estimated fair value		$ 1.3
Maturity date of money market mutual funds and marketable securities	less than 90 days

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Land	$ 2,830	$ 2,830	$ 1,730
Buildings and improvements	13,100	8,794	4,679
Machinery and equipment	39,471	29,671	19,325
Computer hardware and software	5,166	4,102	3,130
Leasehold improvements	3,028	1,811	1,809
Construction in progress	881	2,521	841
Property and equipment, gross	64,476	49,729	31,514
Accumulated depreciation and amortization	(20,019)	(15,480)	(12,047)
Total long-lived assets	$ 44,457	$ 34,249	$ 19,467

Property and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment (Textual) [Abstract]
Depreciation and amortization expense	$ 4,380,000	$ 3,009,000	$ 4,264,000	$ 3,483,000	$ 2,907,000
Impairment charge				$ 800,000

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Inventory
Raw materials	$ 4,080	$ 3,463	$ 1,509
Work in process	347	418	154
Total Inventory	4,427	3,881	1,663
Allowance for obsolescence	(84)	(84)	(57)
Inventory, net of allowance	$ 4,343	$ 3,797	$ 1,606

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Total marketable securities, Amortized Cost	$ 51,355
Marketable securities unrealized gains	27
Total marketable securities, Unrealized Losses	(23)
Total marketable securities, Fair Value	51,359
U.S. government agency securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	20,011
Marketable securities unrealized gains	2
Current marketable securities, Unrealized Losses	(1)
Current marketable securities, Fair Value	20,012
Corporate debt securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	12,487
Marketable securities unrealized gains	22
Current marketable securities, Unrealized Losses	(8)
Current marketable securities, Fair Value	12,501
Commercial paper [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	2,499
Current marketable securities, Unrealized Losses	(5)
Current marketable securities, Fair Value	2,494
U.S. municipal securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	11,662
Marketable securities unrealized gains	3
Current marketable securities, Unrealized Losses	(5)
Current marketable securities, Fair Value	11,660
Certificates of deposit/time deposits [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	4,696
Current marketable securities, Unrealized Losses	(4)
Current marketable securities, Fair Value	$ 4,692

Marketable Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Marketable Securities [Abstract]
Due in one year or less	$ 21,704
Due after one year through three years	29,651
Total marketable securities	$ 51,355

Financing Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt, by Current and Noncurrent [Abstract]
Equipment note payable to a bank with interest at daily one-month LIBOR plus 1.4%, due in monthly principal payments of $50 plus interest, through June 2012, secured by certain assets of the Company			$ 900
Term note payable to a bank with interest at daily one-month LIBOR plus 2.0%, due in quarterly principal payments of $833 plus interest monthly, through September 2011, secured by certain assets of the Company			2,500
Various obligations under capital leases, with interest rates from 4.5% to 10.3%, dues in various monthly installments, including interest, through various dates through April 2015, secured by equipment	736	1,003	1,632
Notes and Loans, Noncurrent, Total	736	1,003	5,032
Less current portion	335	390	3,742
Notes and Loans Payable, Total	$ 401	$ 613	$ 1,290

Financing Obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
2012	$ 390
2013	284
2014	180
2015	138
2016	11
Long-term Debt, Total	$ 1,003

Financing Obligations (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Financing Obligations (Textual) [Abstract]
Interest at daily one-month LIBOR plus on Equipment note payable	1.40%		1.40%	1.40%
Monthly principal payments for Equipment note	50 plus interest
Interest at daily one-month LIBOR plus on Term note payable					2.00%
Quarterly principal payments for Term note					833 plus interest
Maximum limit of borrowings under line of credit		$ 10,000,000
Percentage of interest rate of borrowings		1.72%
Interest rate of borrowings		LIBOR plus 1.5%
Covenant limiting capital		The revolving line of credit does not contain a covenant limiting capital expenditures but does limit investments in foreign subsidiaries exceeding $10,000,000 and includes certain financial thresholds such as net income and tangible net worth.
Advances outstanding under the revolving line of credit		$ 0
Maximum [Member]
Debt Instrument [Line Items]
Interest rates on capital leases		10.30%
Minimum [Member]
Debt Instrument [Line Items]
Interest rates on capital leases		4.50%

Employee Benefit Plans Details (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employees Contribution Under 401 K Retirement Plan	50.00%
Employer contributions under 401 k retirement plan	$ 500,000	$ 300,000	$ 400,000	$ 300,000	$ 300,000
Defined contribution retirement plan, employer contributions			$ 57,000	$ 32,000	$ 0

Stock-Based Compensation (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		0.16%	3.68%	3.68%	3.35%
Expected life (months)		8 years 6 months	5 years	5 years	10 years
Expected volatility		53.00%	47.32%	47.32%	38.05%
Expected dividend yield	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value		$ 14.44	$ 8.99	$ 8.99	$ 4.27	$ 3.16
Minimum [Member]
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		0.95%				3.05%
Expected life (months)		5 years 6 months				5 years
Expected volatility		53.00%				39.00%
Maximum [Member]
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		1.16%				3.44%
Expected life (months)		6 years 6 months				10 years
Expected volatility		53.14%				48.22%

Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Stock Options, Beginning balance	2,099,300	2,039,338	2,080,666	1,965,866
Weighted-Average Exercise Price, Beginning balance	$ 6.18	$ 5.25	$ 1.83	$ 1.5
Stock Options, Granted	239,800	224,000	658,000	231,000
Weighted-Average Exercise Price, Granted	$ 28.03	$ 20.07	$ 7.86	$ 5.56
Stock Options, Exercised	(336,459)	(164,038)	(615,328)	(70,000)
Weighted-Average Exercise Price, Exercised	$ 1.6	$ 0.29	$ 0.09	$ 0.5
Stock Options, Cancelled	(500)		(84,000)	(46,200)
Weighted-Average Exercise Price, Cancelled	$ 30.58		$ 4.02	$ 7.43
Stock Options, Ending balance	2,002,141	2,099,300	2,039,338	2,080,666
Weighted-Average Exercise Price, Ending balance	$ 9.56	$ 6.18	$ 5.25	$ 1.83
Stock Options, Exercisable	1,014,774
Weighted-Average Exercise Price, Exercisable	$ 4.81

Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Exercise Price Range 0.07 - 0.71 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 0.07
Range of Exercise Prices, Upper range	$ 0.71
Number Outstanding	396,200
Weighted Average Remaining Contractual Life	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.55
Number of Exercisable	396,200
Weighted Average Exercise Price	$ 0.55
Exercise Price Range 1.79 - 3.37 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 1.79
Range of Exercise Prices, Upper range	$ 3.37
Number Outstanding	343,000
Weighted Average Remaining Contractual Life	4 years 6 months 4 days
Weighted Average Exercise Price	$ 2.49
Number of Exercisable	336,000
Weighted Average Exercise Price	$ 2.47
Exercise Price Range 3.67 - 4.27 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 3.67
Range of Exercise Prices, Upper range	$ 4.27
Number Outstanding	170,100
Weighted Average Remaining Contractual Life	5 years 4 months 2 days
Weighted Average Exercise Price	$ 3.75
Number of Exercisable	135,100
Weighted Average Exercise Price	$ 3.76
Exercise Price Range 4.54 - 5.00 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 4.54
Range of Exercise Prices, Upper range	$ 5
Number Outstanding	147,000
Weighted Average Remaining Contractual Life	6 years 3 months 15 days
Weighted Average Exercise Price	$ 4.76
Number of Exercisable	88,200
Weighted Average Exercise Price	$ 4.76
Exercise Price 5.56 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 5.56
Number Outstanding	161,000
Weighted Average Remaining Contractual Life	7 years 4 months 6 days
Weighted Average Exercise Price	$ 5.56
Number of Exercisable	64,400
Weighted Average Exercise Price	$ 5.56
Exercise Price 7.86 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 7.86
Number Outstanding	658,000
Weighted Average Remaining Contractual Life	8 years 11 months 23 days
Weighted Average Exercise Price	$ 7.86
Number of Exercisable	131,600
Weighted Average Exercise Price	$ 7.86
Exercise Price 20.07 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 20.07
Number Outstanding	224,000
Weighted Average Remaining Contractual Life	9 years 5 months 23 days
Weighted Average Exercise Price	$ 20.07

Stock-Based Compensation (Details 3)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of assumptions used to estimate the fair value of the ESPP
Risk-free interest rate		0.16%	3.68%	3.68%	3.35%
Expected life (months)		8 years 6 months	5 years	5 years	10 years
Expected volatility		53.00%	47.32%	47.32%	38.05%
Expected dividend yield	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Stock Based Compensation (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation (Textual) [Abstract]
Percentage of discount on purchase price of share with fair market value	15.00%
Percentage of purchase price of share with fair market value	85.00%
ESPP generally provides offering periods	6 months
Due to the timing of the IPO, the initial offering period under the ESPP period	8 months 15 days
Due to the timing of the IPO, the initial offering period under the ESPP	February 23, 2012 to November 15, 2012
Stock-based compensation expense	$ 2,362,000	$ 742,000	$ 1,130,000	$ 331,000	$ 245,000
Total intrinsic value of options exercised			2,500,000	3,400,000	400,000
Outstanding options vesting period	10 years
Options granted become exercisable ratably over the vesting period	5 years
Total unrecognized compensation expense related to unvested stock options	5,800,000
Total unrecognized compensation expense related to unvested stock options, expected to be recognized over a weighted average period	3 years
fair value of options that were granted			$ 5,600,000	$ 1,200,000	$ 500,000

Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases
2012	$ 433
2013	319
2014	207
2015	144
2016 and thereafter	10
Total future minimum lease payments	1,113
Less interest cost	(110)
Net present value of minimum lease payments	1,003
Operating Leases
2012	1,379
2013	1,293
2014	1,267
2015	1,267
2016 and thereafter	3,166
Total future minimum lease payments	$ 8,372

Commitments (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments (Textual) [Abstract]
Rent Expense	$ 1	$ 1	$ 0.8	$ 0.9	$ 0.8

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income (loss) before income taxes
United States	$ 26,699	$ 17,073	$ 8,933
International	56	(1,360)	(1,543)
Total	$ 26,755	$ 15,713	$ 7,390

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal			$ 5,561	$ 3,493	$ 2,379
State			291	185	113
Foreign			700	528	231
Deferred:
Federal			2,211	627	379
State			9	8	30
Foreign			(1,018)	(1,227)	(987)
Valuation allowance			1,029	1,148	1,022
Total	$ 7,957	$ 7,252	$ 8,783	$ 4,762	$ 3,167

Income Taxes (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the federal statutory income tax rate to the effective tax rate
Federal tax statutory rate			35.00%	34.00%	34.00%
State tax (net of federal benefit)			0.70%	1.00%	2.10%
Qualified subsidiary election			(3.80%)	(11.00%)	0.00%
Research and development credit			(0.30%)	(0.90%)	(2.80%)
Valuation allowance against deferred tax assets			3.80%	7.30%	13.80%
Foreign rate differential			(0.70%)	(1.70%)	(2.90%)
Tax reserves			0.00%	2.30%	0.00%
Domestic manufacturing deduction			(1.70%)	(1.90%)	(2.10%)
Provision to return			(0.10%)	0.50%	(0.60%)
Miscellaneous			(0.10%)	0.70%	1.30%
Effective income tax rate	32.40%	33.00%	32.80%	30.30%	42.80%

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Accrued Expenses	$ 151	$ 108
Warrants and stock options	353	120
Intangibles	110	103
Inventories	127	118
Net operating loss	3,270	2,241
Less valuation allowance	(3,270)	(2,241)
Total deferred tax assets	741	449
Deferred tax liabilities:
Depreciation	(4,061)	(1,538)
Total deferred tax liabilities	(4,061)	(1,538)
Net deferred tax liability	$ (3,320)	$ (1,089)

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	$ 392
Gross increases for tax positions of current year		392
Gross increases for tax positions of prior years	10
Balance at period end	$ 402	$ 392

Income Taxes (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Provision for income taxes	$ 8,000,000	$ 7,300,000	$ 8,800,000	$ 4,800,000	$ 3,200,000
Effective income tax rate	32.40%	33.00%	32.80%	30.30%	42.80%
Deferred tax related to the undistributed earnings	0
Accumulated undistributed earnings			3,600,000	1,700,000	700,000
Operating loss carry forwards			8,000,000	5,500,000	2,700,000
Net Operating loss carry forwards, which recognized as a benefit	$ 2,500,000

Warrants (Details)	9 Months Ended
	Sep. 30, 2012 Person	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants (Textual) [Abstract]
Numbers of common stock warrants to purchase	0	1,526,182	105,000	1,526,182
Exercise price of common stock warrants to purchase		0.33	1.79	0.33
Number of executive officers who helds warrants	2

Redeemable Convertible Preferred Stock and Redeemable Common Stock (Details) (Redeemable Convertible Preferred Stock)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2008	Aug. 31, 2008
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Redeemable Common Stock (Textual) [Abstract]
Number of redeemable convertible preferred stock sold by company			427,985
Number of common stock owned by the investor	5,991,790	3,189,648

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Income from operations:
Income from operations	24,677	21,976	26,869	15,926	7,907
Depreciation and amortization:
Depreciation and amortization	4,380	3,009	4,264	3,483	2,907
Provision for income taxes:
Provision for income taxes	7,957	7,252	8,783	4,762	3,167
Capital expenditures:
Capital expenditures	14,435		19,003	7,069
Total assets:
Total assets	156,921		62,326	38,354
United States [Member]
Revenue:
Revenue	72,652	57,510	76,634	52,222	35,031
Income from operations:
Income from operations	22,396	20,089	24,553	16,553	9,105
Depreciation and amortization:
Depreciation and amortization	3,360	2,126	3,055	2,247	1,952
Provision for income taxes:
Provision for income taxes	7,420	6,612	8,071	4,304	2,901
Capital expenditures:
Capital expenditures	11,196		15,409	5,764
Total assets:
Total assets	139,438		47,710	29,551
Europe [Member]
Revenue:
Revenue	16,305	13,941	19,453	11,607	8,723
Income from operations:
Income from operations	4,706	3,672	4,931	2,250	1,145
Depreciation and amortization:
Depreciation and amortization	722	747	1,024	1,024	804
Provision for income taxes:
Provision for income taxes	537	640	712	449	266
Capital expenditures:
Capital expenditures	1,706		2,217	1,008
Total assets:
Total assets	12,089		10,719	7,351
Other [Member]
Revenue:
Revenue	3,418	1,851	2,852	1,090	79
Income from operations:
Income from operations	(2,425)	(1,785)	(2,615)	(2,877)	(2,343)
Depreciation and amortization:
Depreciation and amortization	298	136	185	212	151
Provision for income taxes:
Provision for income taxes				9
Capital expenditures:
Capital expenditures	1,533		1,377	297
Total assets:
Total assets	$ 5,394		$ 3,897	$ 1,452

Segment and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Protomold [Member]
Revenue:
Total revenue	66,697	55,087	74,090	50,690	36,794
First Cut [Member]
Revenue:
Total revenue	$ 25,678	$ 18,215	$ 24,849	$ 14,229	$ 7,039

Segment and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenue from United States	$ 69,887	$ 54,723	$ 73,010	$ 48,059	$ 33,343
International revenue	22,488	18,579	25,929	16,860	10,490
Total revenue	92,375	73,302	98,939	64,919	43,833
Long-lived assets:
Long-lived assets in United States	36,667		28,831	16,476
International long-lived assets	7,790		5,418	2,991
Total long-lived assets	44,457		34,249	19,467
Europe [Member]
Revenue:
International revenue	16,305	13,941	19,453	11,607	8,723
Total revenue	16,305	13,941	19,453	11,607	8,723
Long-lived assets:
International long-lived assets	4,532		3,377	2,231
Other [Member]
Revenue:
International revenue	6,183	4,638	6,476	5,253	1,767
Total revenue	3,418	1,851	2,852	1,090	79
Long-lived assets:
International long-lived assets	$ 3,258		$ 2,041	$ 760

Segment and Geographic Information (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Product_Line Segment	Dec. 31, 2010
Segment and Geographic Information (Textual) [Abstract]
Number of geographically-based operating segments	3
Impairment charge		$ 0.8
Number of product lines	2